UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aull & Monroe Investment Management Corp.
Address: 3605 Springhill Business Park Ste A
         Mobile, AL  36608

13F File Number:  028-12068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jamie L. Thuss
Title:     VP/Chief Compliance Officer
Phone:     (251) 342-3339

Signature, Place, and Date of Signing:

      /s/ Jamie L. Thuss     Mobile, AL     July 21, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $121,966 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2513    47450 SH       SOLE                    47450        0        0
AMERICAN INTL GROUP INC        COM              026874107     1067    40350 SH       SOLE                    40350        0        0
AMERICAN SELECT PORTFOLIO IN   COM              029570108      259    23850 SH       SOLE                    23850        0        0
AMGEN INC                      COM              031162100     1190    25222 SH       SOLE                    25222        0        0
AT&T INC                       COM              00206R102     4866   144446 SH       SOLE                   144446        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     2115    50470 SH       SOLE                    50470        0        0
BANCO BILBAO VIZCAYA ARGENTA   SPONSORED ADR    05946K101      281    14859 SH       SOLE                    14859        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2333    97746 SH       SOLE                    97746        0        0
BB&T CORP                      COM              054937107      780    34275 SH       SOLE                    34275        0        0
BOEING CO                      COM              097023105     2082    31669 SH       SOLE                    31669        0        0
BP PLC                         SPONSORED ADR    055622104     2573    36991 SH       SOLE                    36991        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      594    28933 SH       SOLE                    28933        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     2015    20175 SH       SOLE                    20175        0        0
CATERPILLAR INC DEL            COM              149123101     3961    53665 SH       SOLE                    53665        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     1017    54128 SH       SOLE                    54128        0        0
CITIGROUP INC                  COM              172967101      521    31048 SH       SOLE                    31048        0        0
COACH INC                      COM              189754104      362    12532 SH       SOLE                    12532        0        0
COLGATE PALMOLIVE CO           COM              194162103     2732    39538 SH       SOLE                    39538        0        0
COMPUTER PROGRAMS & SYS INC    COM              205306103     1293    74590 SH       SOLE                    74590        0        0
CONAGRA FOODS INC              COM              205887102     1662    86204 SH       SOLE                    86204        0        0
CONOCOPHILLIPS                 COM              20825C104     2007    21258 SH       SOLE                    21258        0        0
COVIDIEN LTD                   COM              G2552X108      739    15431 SH       SOLE                    15431        0        0
DEERE & CO                     COM              244199105     1828    25350 SH       SOLE                    25350        0        0
DISNEY WALT CO                 COM DISNEY       254687106      692    22161 SH       SOLE                    22161        0        0
DONNELLEY R R & SONS CO        COM              257867101      733    24662 SH       SOLE                    24662        0        0
DUKE ENERGY CORP NEW           COM              26441C105     3985   229272 SH       SOLE                   229272        0        0
EMERSON ELEC CO                COM              291011104     1225    24764 SH       SOLE                    24764        0        0
ENERGYSOUTH INC                COM              292970100     4340    88452 SH       SOLE                    88452        0        0
EXELON CORP                    COM              30161N101     1016    11292 SH       SOLE                    11292        0        0
EXXON MOBIL CORP               COM              30231G102     1857    21077 SH       SOLE                    21077        0        0
FORD MTR CO CAP TR II          PFD TR CV6.5%    345395206     1983    71675 SH       SOLE                    71675        0        0
FPL GROUP INC                  COM              302571104     2678    40830 SH       SOLE                    40830        0        0
GENERAL ELECTRIC CO            COM              369604103     5402   202386 SH       SOLE                   202386        0        0
HEINZ H J CO                   COM              423074103      754    15756 SH       SOLE                    15756        0        0
HOME DEPOT INC                 COM              437076102     1816    77534 SH       SOLE                    77534        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2796    23589 SH       SOLE                    23589        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     2407    23738 SH       SOLE                    23738        0        0
JOHNSON & JOHNSON              COM              478160104     5542    86137 SH       SOLE                    86137        0        0
JP MORGAN CHASE & CO           COM              46625H100     1505    43873 SH       SOLE                    43873        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     2217    39780 SH       SOLE                    39780        0        0
KRAFT FOODS INC                CL A             50075N104      766    26925 SH       SOLE                    26925        0        0
LILLY ELI & CO                 COM              532457108      687    14894 SH       SOLE                    14894        0        0
LOWES COS INC                  COM              548661107      486    23446 SH       SOLE                    23446        0        0
MERCK & CO INC                 COM              589331107      903    23950 SH       SOLE                    23950        0        0
MICROSOFT CORP                 COM              594918104      737    26776 SH       SOLE                    26776        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     2734    45952 SH       SOLE                    45952        0        0
PEPSICO INC                    COM              713448108     2965    46626 SH       SOLE                    46626        0        0
PFIZER INC                     COM              717081103     1805   103334 SH       SOLE                   103334        0        0
PROASSURANCE CORP              COM              74267C106     1097    22808 SH       SOLE                    22808        0        0
PROCTER & GAMBLE CO            COM              742718109     5186    85269 SH       SOLE                    85269        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100     3154   289093 SH       SOLE                   289093        0        0
SARA LEE CORP                  COM              803111103      985    80348 SH       SOLE                    80348        0        0
SCHERING PLOUGH CORP           COM              806605101      435    22095 SH       SOLE                    22095        0        0
SOUTHERN CO                    COM              842587107     5411   154951 SH       SOLE                   154951        0        0
SPECTRA ENERGY CORP            COM              847560109     1671    58113 SH       SOLE                    58113        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      859    18300 SH       SOLE                    18300        0        0
TARGET CORP                    COM              87612E106     1143    24578 SH       SOLE                    24578        0        0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208     1120    82931 SH       SOLE                    82931        0        0
TYCO ELECTRONICS LTD           COM NEW          G9144P105      452    12620 SH       SOLE                    12620        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208      655    16356 SH       SOLE                    16356        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     2310    37580 SH       SOLE                    37580        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1829    29650 SH       SOLE                    29650        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2376    67113 SH       SOLE                    67113        0        0
WACHOVIA CORP NEW              COM              929903102     1946   125296 SH       SOLE                   125296        0        0
WYETH                          COM              983024100      516    10762 SH       SOLE                    10762        0        0